Cover	Jun. 23, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41424
Entity Registrant Name	Thunder Power Holdings, Inc.
Entity Central Index Key	0001912582
Entity Tax Identification Number	87-4620515
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 5, 21/F., Westley Square
Entity Address, Address Line Two	48 Hoi Yuen Road
Entity Address, City or Town	Kwun Tong
Entity Address, State or Province	DE
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	68975591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001
Trading Symbol	AIEV
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	221 W 9th St #848
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19801